EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
EXPLORATION AND EVALUATION ASSETS
Schedule of summary of the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset

	Newfoundland
	Queensway(i)	Other	Ontario(ii)	Total
Year ended December 31, 2022	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481
Additions
Acquisition costs	364,738	30,096	—	394,834
Claim staking and license renewal costs	15,774	120	400	16,294
Balance as at December 31, 2022	8,616,693	47,916	272,000	8,936,609

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804
Assays	9,741,609	12,545	233,314	9,987,468
Drilling	36,118,624	352,056	449,063	36,919,743
Environmental studies	537,234	—	—	537,234
Geochemistry	48,116	—	—	48,116
Geophysics	1,894,010	—	177,916	2,071,926
Imagery and mapping	95,893	—	—	95,893
Metallurgy	65,644	—	—	65,644
Office and general	672,019	50	4,811	676,880
Property taxes, mining leases and rent	103,750	—	3,205	106,955
Petrography	9,372	—	—	9,372
Reclamation	2,464,985	—	—	2,464,985
Salaries and consulting	11,166,116	43,866	155,729	11,365,711
Supplies and equipment	5,204,988	71,187	35,182	5,311,357
Technical reports	458,439	—	9,567	468,006
Travel and accommodations	1,341,562	648	9,046	1,351,256
Exploration cost recovery	(60,000)	—	—	(60,000)
	69,862,361	480,352	1,077,833	71,420,546
Cumulative exploration expense – December 31, 2022	121,302,318	539,998	3,428,034	125,270,350

	Newfoundland
	Queensway (i)	Other	Ontario(ii)	Total
Year ended December 31, 2021	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2020	685,930	13,100	300,204	999,234
Additions
Acquisition costs	7,444,306	—	—	7,444,306
Claim staking and license renewal costs	106,530	4,600	—	111,130
Disposal of exploration and evaluation assets	(585)	—	—	(585)
Impairment of exploration and evaluation assets	—	—	(28,604)	(28,604)
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
Assays	5,611,068	—	53,447	5,664,515
Drilling	19,102,621	—	277,748	19,380,369
Environmental studies	395,015	—	—	395,015
Geophysics	3,257,813	—	374,660	3,632,473
Imagery and mapping	104,665	—	—	104,665
Office and general	512,922	—	1,631	514,553
Property taxes, mining leases and rent	59,997	—	—	59,997
Petrography	—	—	7,996	7,996
Reclamation	335,783	—	732	336,515
Salaries and consulting	6,391,133	12,295	165,863	6,569,291
Supplies and equipment	3,893,748	923	62,338	3,957,009
Technical reports	854,541	—	22,479	877,020
Travel and accommodations	742,796	577	18,641	762,014
Trenching	9,860	—	77,715	87,575
Exploration cost recovery	(77,550)	—	—	(77,550)
	41,194,412	13,795	1,063,250	42,271,457
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804

(i)Queensway Project – Gander, Newfoundland